RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Jul. 31, 2026
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
RECENT ACCOUNTING PRONOUNCEMENTS [Text Block]

5. RECENT ACCOUNTING PRONOUNCEMENTS

Accounting standards or amendments to existing accounting standards that have been issued but have future effective dates are either not applicable or are not expected to have a significant impact on the Company’s consolidated financial statements, except for IFRS 18 “Presentation and Disclosure in Financial Statements” discussed below.

On April 9, 2024, the IASB issued IFRS 18, which introduced new requirements for improved comparability in the statement of profit or loss, enhanced transparency of management-defined performance measures and more useful grouping of information in the financial statements. The standard is effective for annual reporting periods beginning on or after January 1, 2027. The Company is currently evaluating the impact to the financial statements.